Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AQR Funds
Entity Central Index Key	0001444822
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000192464
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	I
Trading Symbol	QRPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$283	5.26%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	5.26%
AssetsNet	$ 689,178,401
Holdings Count | Holding	2,211
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$689,178,401 Total Number of Portfolio Holdings2,211 Portfolio Turnover Rate (excludes certain derivatives, if any)117%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(0.4)
Health Care	(1.0)
Materials	(2.2)
Consumer Staples	(2.3)
Industrials	2.4
Financials	2.5
Utilities	(3.2)
Consumer Discretionary	(4.7)
Information Technology	9.1
U.S. Treasury Obligations	18.4
Investment Companies	35.1

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	175.0	(174.5)
Investment Companies	35.1	0.0
U.S. Treasury Obligations	18.4	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0Footnote Reference†	0.0
Warrants	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

C000192463
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	N
Trading Symbol	QRPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$297	5.53%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	5.53%
AssetsNet	$ 689,178,401
Holdings Count | Holding	2,211
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$689,178,401 Total Number of Portfolio Holdings2,211 Portfolio Turnover Rate (excludes certain derivatives, if any)117%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(0.4)
Health Care	(1.0)
Materials	(2.2)
Consumer Staples	(2.3)
Industrials	2.4
Financials	2.5
Utilities	(3.2)
Consumer Discretionary	(4.7)
Information Technology	9.1
U.S. Treasury Obligations	18.4
Investment Companies	35.1

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	175.0	(174.5)
Investment Companies	35.1	0.0
U.S. Treasury Obligations	18.4	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0Footnote Reference†	0.0
Warrants	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

C000192465
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	R6
Trading Symbol	QRPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$278	5.16%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	5.16%
AssetsNet	$ 689,178,401
Holdings Count | Holding	2,211
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$689,178,401 Total Number of Portfolio Holdings2,211 Portfolio Turnover Rate (excludes certain derivatives, if any)117%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(0.4)
Health Care	(1.0)
Materials	(2.2)
Consumer Staples	(2.3)
Industrials	2.4
Financials	2.5
Utilities	(3.2)
Consumer Discretionary	(4.7)
Information Technology	9.1
U.S. Treasury Obligations	18.4
Investment Companies	35.1

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	175.0	(174.5)
Investment Companies	35.1	0.0
U.S. Treasury Obligations	18.4	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0Footnote Reference†	0.0
Warrants	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

C000261312
Shareholder Report [Line Items]
Fund Name	AQR CVX Fusion Fund
Class Name	I
Trading Symbol	QCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$140	2.64%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	2.64%
AssetsNet	$ 53,168,248
Holdings Count | Holding	2,165
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$53,168,248 Total Number of Portfolio Holdings2,165 Portfolio Turnover Rate (excludes certain derivatives, if any)285%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(0.5)
Communication Services	(0.9)
Health Care	(0.9)
Consumer Staples	(0.9)
Financials	1.0
Materials	(1.3)
Consumer Discretionary	(1.6)
Energy	(1.7)
Information Technology	1.8
U.S. Treasury Obligations	28.6
Investment Companies	52.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	66.1	(71.0)
Investment Companies	52.7	0.0
U.S. Treasury Obligations	28.6	0.0
Preferred Stocks	0.0Footnote Reference†	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000261314
Shareholder Report [Line Items]
Fund Name	AQR CVX Fusion Fund
Class Name	N
Trading Symbol	QCFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$152	2.88%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	2.88%
AssetsNet	$ 53,168,248
Holdings Count | Holding	2,165
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$53,168,248 Total Number of Portfolio Holdings2,165 Portfolio Turnover Rate (excludes certain derivatives, if any)285%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(0.5)
Communication Services	(0.9)
Health Care	(0.9)
Consumer Staples	(0.9)
Financials	1.0
Materials	(1.3)
Consumer Discretionary	(1.6)
Energy	(1.7)
Information Technology	1.8
U.S. Treasury Obligations	28.6
Investment Companies	52.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	66.1	(71.0)
Investment Companies	52.7	0.0
U.S. Treasury Obligations	28.6	0.0
Preferred Stocks	0.0Footnote Reference†	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000261313
Shareholder Report [Line Items]
Fund Name	AQR CVX Fusion Fund
Class Name	R6
Trading Symbol	QCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$133	2.51%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.51%
AssetsNet	$ 53,168,248
Holdings Count | Holding	2,165
InvestmentCompanyPortfolioTurnover	285.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$53,168,248 Total Number of Portfolio Holdings2,165 Portfolio Turnover Rate (excludes certain derivatives, if any)285%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(0.5)
Communication Services	(0.9)
Health Care	(0.9)
Consumer Staples	(0.9)
Financials	1.0
Materials	(1.3)
Consumer Discretionary	(1.6)
Energy	(1.7)
Information Technology	1.8
U.S. Treasury Obligations	28.6
Investment Companies	52.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	66.1	(71.0)
Investment Companies	52.7	0.0
U.S. Treasury Obligations	28.6	0.0
Preferred Stocks	0.0Footnote Reference†	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000070968
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	I
Trading Symbol	ADAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$74	1.47%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
AssetsNet	$ 2,663,724,903
Holdings Count | Holding	464
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,663,724,903 Total Number of Portfolio Holdings464 Portfolio Turnover Rate (excludes certain derivatives, if any)194%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.4
Real Estate	0.9
Industrials	1.2
Communication Services	2.3
Health Care	2.4
Materials	3.0
Information Technology	4.0
Financials	4.5
Consumer Discretionary	6.4
Investment Companies	34.2
U.S. Treasury Obligations	39.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
U.S. Treasury Obligations	39.2	0.0
Investment Companies	34.2	0.0
Convertible Bonds	29.1	0.0
Common Stocks	10.3	(16.5)
Corporate Bonds	2.6	(1.0)
Units	0.5	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Closed-End Funds	0.0Footnote Reference†	0.0
Securities in Litigation	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

C000070967
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	N
Trading Symbol	ADANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$88	1.74%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.74%
AssetsNet	$ 2,663,724,903
Holdings Count | Holding	464
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,663,724,903 Total Number of Portfolio Holdings464 Portfolio Turnover Rate (excludes certain derivatives, if any)194%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.4
Real Estate	0.9
Industrials	1.2
Communication Services	2.3
Health Care	2.4
Materials	3.0
Information Technology	4.0
Financials	4.5
Consumer Discretionary	6.4
Investment Companies	34.2
U.S. Treasury Obligations	39.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
U.S. Treasury Obligations	39.2	0.0
Investment Companies	34.2	0.0
Convertible Bonds	29.1	0.0
Common Stocks	10.3	(16.5)
Corporate Bonds	2.6	(1.0)
Units	0.5	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Closed-End Funds	0.0Footnote Reference†	0.0
Securities in Litigation	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

C000145937
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	R6
Trading Symbol	QDARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$68	1.36%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
AssetsNet	$ 2,663,724,903
Holdings Count | Holding	464
InvestmentCompanyPortfolioTurnover	194.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,663,724,903 Total Number of Portfolio Holdings464 Portfolio Turnover Rate (excludes certain derivatives, if any)194%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.4
Real Estate	0.9
Industrials	1.2
Communication Services	2.3
Health Care	2.4
Materials	3.0
Information Technology	4.0
Financials	4.5
Consumer Discretionary	6.4
Investment Companies	34.2
U.S. Treasury Obligations	39.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
U.S. Treasury Obligations	39.2	0.0
Investment Companies	34.2	0.0
Convertible Bonds	29.1	0.0
Common Stocks	10.3	(16.5)
Corporate Bonds	2.6	(1.0)
Units	0.5	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Closed-End Funds	0.0Footnote Reference†	0.0
Securities in Litigation	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

C000219592
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	I
Trading Symbol	QDSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 8,450,876,389
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	1.00%
C000219593
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	N
Trading Symbol	QDSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 8,450,876,389
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	1.00%
C000219591
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	R6
Trading Symbol	QDSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
AssetsNet	$ 8,450,876,389
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	1.00%
C000145994
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	I
Trading Symbol	QMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$316	6.68%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 316
Expense Ratio, Percent	6.68%
AssetsNet	$ 2,869,716,327
Holdings Count | Holding	1,893
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,869,716,327 Total Number of Portfolio Holdings1,893 Portfolio Turnover Rate (excludes certain derivatives, if any)121%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.0
Health Care	(1.9)
Energy	3.5
Utilities	(4.7)
Information Technology	5.2
Real Estate	(5.3)
Consumer Staples	(6.1)
Financials	6.9
Industrials	7.5
Investment Companies	24.9
U.S. Treasury Obligations	31.5

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	57.8
Netherlands	2.1
France	1.8
United Kingdom	1.0
Germany	0.9
Finland	0.6
Australia	0.6
Hong Kong	0.5
Sweden	0.3
Norway	0.3
Others	(2.4)

C000145995
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	N
Trading Symbol	QMNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$330	6.96%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 330
Expense Ratio, Percent	6.96%
AssetsNet	$ 2,869,716,327
Holdings Count | Holding	1,893
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,869,716,327 Total Number of Portfolio Holdings1,893 Portfolio Turnover Rate (excludes certain derivatives, if any)121%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.0
Health Care	(1.9)
Energy	3.5
Utilities	(4.7)
Information Technology	5.2
Real Estate	(5.3)
Consumer Staples	(6.1)
Financials	6.9
Industrials	7.5
Investment Companies	24.9
U.S. Treasury Obligations	31.5

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	57.8
Netherlands	2.1
France	1.8
United Kingdom	1.0
Germany	0.9
Finland	0.6
Australia	0.6
Hong Kong	0.5
Sweden	0.3
Norway	0.3
Others	(2.4)

C000145996
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	R6
Trading Symbol	QMNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$312	6.58%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 312
Expense Ratio, Percent	6.58%
AssetsNet	$ 2,869,716,327
Holdings Count | Holding	1,893
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,869,716,327 Total Number of Portfolio Holdings1,893 Portfolio Turnover Rate (excludes certain derivatives, if any)121%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.0
Health Care	(1.9)
Energy	3.5
Utilities	(4.7)
Information Technology	5.2
Real Estate	(5.3)
Consumer Staples	(6.1)
Financials	6.9
Industrials	7.5
Investment Companies	24.9
U.S. Treasury Obligations	31.5

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	57.8
Netherlands	2.1
France	1.8
United Kingdom	1.0
Germany	0.9
Finland	0.6
Australia	0.6
Hong Kong	0.5
Sweden	0.3
Norway	0.3
Others	(2.4)

C000127655
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	I
Trading Symbol	QLEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$318	6.52%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 318
Expense Ratio, Percent	6.52%
AssetsNet	$ 7,978,656,302
Holdings Count | Holding	1,948
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,978,656,302 Total Number of Portfolio Holdings1,948 Portfolio Turnover Rate (excludes certain derivatives, if any)144%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.5
Health Care	(2.6)
Utilities	(4.2)
Real Estate	(4.3)
Energy	5.1
Information Technology	5.3
Industrials	6.2
Consumer Staples	(6.5)
Financials	7.0
Investment Companies	22.5
U.S. Treasury Obligations	31.7

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	56.1
Germany	2.1
Netherlands	1.5
France	1.0
Italy	1.0
Finland	0.8
Japan	0.8
Hong Kong	0.5
Norway	0.4
Australia	0.3
Others	(1.8)

C000127656
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	N
Trading Symbol	QLENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$331	6.79%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 331
Expense Ratio, Percent	6.79%
AssetsNet	$ 7,978,656,302
Holdings Count | Holding	1,948
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,978,656,302 Total Number of Portfolio Holdings1,948 Portfolio Turnover Rate (excludes certain derivatives, if any)144%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.5
Health Care	(2.6)
Utilities	(4.2)
Real Estate	(4.3)
Energy	5.1
Information Technology	5.3
Industrials	6.2
Consumer Staples	(6.5)
Financials	7.0
Investment Companies	22.5
U.S. Treasury Obligations	31.7

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	56.1
Germany	2.1
Netherlands	1.5
France	1.0
Italy	1.0
Finland	0.8
Japan	0.8
Hong Kong	0.5
Norway	0.4
Australia	0.3
Others	(1.8)

C000145944
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	R6
Trading Symbol	QLERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$313	6.43%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 313
Expense Ratio, Percent	6.43%
AssetsNet	$ 7,978,656,302
Holdings Count | Holding	1,948
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,978,656,302 Total Number of Portfolio Holdings1,948 Portfolio Turnover Rate (excludes certain derivatives, if any)144%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.5
Health Care	(2.6)
Utilities	(4.2)
Real Estate	(4.3)
Energy	5.1
Information Technology	5.3
Industrials	6.2
Consumer Staples	(6.5)
Financials	7.0
Investment Companies	22.5
U.S. Treasury Obligations	31.7

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	56.1
Germany	2.1
Netherlands	1.5
France	1.0
Italy	1.0
Finland	0.8
Japan	0.8
Hong Kong	0.5
Norway	0.4
Australia	0.3
Others	(1.8)

C000261309
Shareholder Report [Line Items]
Fund Name	AQR LSE Fusion Fund
Class Name	I
Trading Symbol	QLFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$446	9.22%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 446
Expense Ratio, Percent	9.22%
AssetsNet	$ 19,146,781
Holdings Count | Holding	1,806
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,146,781 Total Number of Portfolio Holdings1,806 Portfolio Turnover Rate (excludes certain derivatives, if any)172%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(1.2)
Consumer Discretionary	(1.4)
Utilities	(1.6)
Energy	2.7
Real Estate	(4.8)
Industrials	5.3
Consumer Staples	(8.0)
Financials	8.0
Information Technology	8.9
Investment Companies	26.8
U.S. Treasury Obligations	29.6

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	325.3	(316.2)
U.S. Treasury Obligations	29.6	0.0
Investment Companies	26.8	0.0
Preferred Stocks	0.0	(1.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000261311
Shareholder Report [Line Items]
Fund Name	AQR LSE Fusion Fund
Class Name	N
Trading Symbol	QLFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$458	9.47%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 458
Expense Ratio, Percent	9.47%
AssetsNet	$ 19,146,781
Holdings Count | Holding	1,806
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,146,781 Total Number of Portfolio Holdings1,806 Portfolio Turnover Rate (excludes certain derivatives, if any)172%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(1.2)
Consumer Discretionary	(1.4)
Utilities	(1.6)
Energy	2.7
Real Estate	(4.8)
Industrials	5.3
Consumer Staples	(8.0)
Financials	8.0
Information Technology	8.9
Investment Companies	26.8
U.S. Treasury Obligations	29.6

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	325.3	(316.2)
U.S. Treasury Obligations	29.6	0.0
Investment Companies	26.8	0.0
Preferred Stocks	0.0	(1.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000261310
Shareholder Report [Line Items]
Fund Name	AQR LSE Fusion Fund
Class Name	R6
Trading Symbol	QLFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$442	9.12%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 442
Expense Ratio, Percent	9.12%
AssetsNet	$ 19,146,781
Holdings Count | Holding	1,806
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,146,781 Total Number of Portfolio Holdings1,806 Portfolio Turnover Rate (excludes certain derivatives, if any)172%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(1.2)
Consumer Discretionary	(1.4)
Utilities	(1.6)
Energy	2.7
Real Estate	(4.8)
Industrials	5.3
Consumer Staples	(8.0)
Financials	8.0
Information Technology	8.9
Investment Companies	26.8
U.S. Treasury Obligations	29.6

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	325.3	(316.2)
U.S. Treasury Obligations	29.6	0.0
Investment Companies	26.8	0.0
Preferred Stocks	0.0	(1.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000138522
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	I
Trading Symbol	QGMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$62	1.23%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
AssetsNet	$ 1,038,292,798
Holdings Count | Holding	724
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,038,292,798 Total Number of Portfolio Holdings724 Portfolio Turnover Rate (excludes certain derivatives, if any)25%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Repurchase Agreements	0.8
Reverse Repurchase Agreements	(2.6)
Consumer Staples	5.7
U.S. Treasury Obligations	41.7
Investment Companies	46.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Investment Companies	46.7	0.0
U.S. Treasury Obligations	41.7	0.0
Common Stocks	5.7	0.0
Reverse Repurchase Agreements	0.0	(2.6)
Repurchase Agreements	0.8	0.0

C000138523
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	N
Trading Symbol	QGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$74	1.49%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
AssetsNet	$ 1,038,292,798
Holdings Count | Holding	724
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,038,292,798 Total Number of Portfolio Holdings724 Portfolio Turnover Rate (excludes certain derivatives, if any)25%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Repurchase Agreements	0.8
Reverse Repurchase Agreements	(2.6)
Consumer Staples	5.7
U.S. Treasury Obligations	41.7
Investment Companies	46.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Investment Companies	46.7	0.0
U.S. Treasury Obligations	41.7	0.0
Common Stocks	5.7	0.0
Reverse Repurchase Agreements	0.0	(2.6)
Repurchase Agreements	0.8	0.0

C000145947
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	R6
Trading Symbol	QGMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$57	1.13%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
AssetsNet	$ 1,038,292,798
Holdings Count | Holding	724
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,038,292,798 Total Number of Portfolio Holdings724 Portfolio Turnover Rate (excludes certain derivatives, if any)25%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Repurchase Agreements	0.8
Reverse Repurchase Agreements	(2.6)
Consumer Staples	5.7
U.S. Treasury Obligations	41.7
Investment Companies	46.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Investment Companies	46.7	0.0
U.S. Treasury Obligations	41.7	0.0
Common Stocks	5.7	0.0
Reverse Repurchase Agreements	0.0	(2.6)
Repurchase Agreements	0.8	0.0

C000082154
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	I
Trading Symbol	AQMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$163	3.14%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	3.14%
AssetsNet	$ 3,201,254,928
Holdings Count | Holding	2,118
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,201,254,928 Total Number of Portfolio Holdings2,118 Portfolio Turnover Rate (excludes certain derivatives, if any)221%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.1
Energy	(0.4)
Real Estate	(1.0)
Consumer Discretionary	(1.3)
Utilities	1.3
Materials	(1.4)
Health Care	(1.4)
Financials	2.1
Information Technology	2.1
Investment Companies	17.3
U.S. Treasury Obligations	56.4

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	83.7	(83.4)
U.S. Treasury Obligations	56.4	0.0
Investment Companies	17.3	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000082155
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	N
Trading Symbol	AQMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$177	3.41%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	3.41%
AssetsNet	$ 3,201,254,928
Holdings Count | Holding	2,118
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,201,254,928 Total Number of Portfolio Holdings2,118 Portfolio Turnover Rate (excludes certain derivatives, if any)221%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.1
Energy	(0.4)
Real Estate	(1.0)
Consumer Discretionary	(1.3)
Utilities	1.3
Materials	(1.4)
Health Care	(1.4)
Financials	2.1
Information Technology	2.1
Investment Companies	17.3
U.S. Treasury Obligations	56.4

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	83.7	(83.4)
U.S. Treasury Obligations	56.4	0.0
Investment Companies	17.3	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000145938
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	R6
Trading Symbol	AQMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$158	3.05%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	3.05%
AssetsNet	$ 3,201,254,928
Holdings Count | Holding	2,118
InvestmentCompanyPortfolioTurnover	221.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,201,254,928 Total Number of Portfolio Holdings2,118 Portfolio Turnover Rate (excludes certain derivatives, if any)221%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.1
Energy	(0.4)
Real Estate	(1.0)
Consumer Discretionary	(1.3)
Utilities	1.3
Materials	(1.4)
Health Care	(1.4)
Financials	2.1
Information Technology	2.1
Investment Companies	17.3
U.S. Treasury Obligations	56.4

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	83.7	(83.4)
U.S. Treasury Obligations	56.4	0.0
Investment Companies	17.3	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000127657
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	I
Trading Symbol	QMHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$232	4.43%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	4.43%
AssetsNet	$ 1,627,518,350
Holdings Count | Holding	2,199
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,627,518,350 Total Number of Portfolio Holdings2,199 Portfolio Turnover Rate (excludes certain derivatives, if any)224%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(1.3)
Communication Services	(1.3)
Energy	(1.7)
Materials	(2.2)
Industrials	2.6
Information Technology	2.8
Financials	2.9
Health Care	(2.9)
Consumer Discretionary	(3.1)
Investment Companies	17.5
U.S. Treasury Obligations	52.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	118.7	(122.7)
U.S. Treasury Obligations	52.5	0.0
Investment Companies	17.5	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000127658
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	N
Trading Symbol	QMHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$245	4.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	4.69%
AssetsNet	$ 1,627,518,350
Holdings Count | Holding	2,199
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,627,518,350 Total Number of Portfolio Holdings2,199 Portfolio Turnover Rate (excludes certain derivatives, if any)224%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(1.3)
Communication Services	(1.3)
Energy	(1.7)
Materials	(2.2)
Industrials	2.6
Information Technology	2.8
Financials	2.9
Health Care	(2.9)
Consumer Discretionary	(3.1)
Investment Companies	17.5
U.S. Treasury Obligations	52.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	118.7	(122.7)
U.S. Treasury Obligations	52.5	0.0
Investment Companies	17.5	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000145945
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	R6
Trading Symbol	QMHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$227	4.33%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	4.33%
AssetsNet	$ 1,627,518,350
Holdings Count | Holding	2,199
InvestmentCompanyPortfolioTurnover	224.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,627,518,350 Total Number of Portfolio Holdings2,199 Portfolio Turnover Rate (excludes certain derivatives, if any)224%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(1.3)
Communication Services	(1.3)
Energy	(1.7)
Materials	(2.2)
Industrials	2.6
Information Technology	2.8
Financials	2.9
Health Care	(2.9)
Consumer Discretionary	(3.1)
Investment Companies	17.5
U.S. Treasury Obligations	52.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	118.7	(122.7)
U.S. Treasury Obligations	52.5	0.0
Investment Companies	17.5	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000261316
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion Fund
Class Name	I
Trading Symbol	QMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$360	7.07%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 360
Expense Ratio, Percent	7.07%
AssetsNet	$ 24,972,694
Holdings Count | Holding	2,354
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,972,694 Total Number of Portfolio Holdings2,354 Portfolio Turnover Rate (excludes certain derivatives, if any)161%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Health Care	0.6
Utilities	0.7
Materials	(0.8)
Reverse Repurchase Agreements	(1.2)
Communication Services	(2.4)
Industrials	2.4
Consumer Staples	(2.7)
Information Technology	4.1
U.S. Treasury Obligations	23.6
Investment Companies	30.6
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	192.7	(190.4)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	23.6	0.0
Reverse Repurchase Agreements	0.0	(1.2)
Preferred Stocks	0.0	(0.8)
Repurchase Agreements	0.4	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000261315
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion Fund
Class Name	N
Trading Symbol	QMFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$372	7.31%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 372
Expense Ratio, Percent	7.31%
AssetsNet	$ 24,972,694
Holdings Count | Holding	2,354
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,972,694 Total Number of Portfolio Holdings2,354 Portfolio Turnover Rate (excludes certain derivatives, if any)161%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Health Care	0.6
Utilities	0.7
Materials	(0.8)
Reverse Repurchase Agreements	(1.2)
Communication Services	(2.4)
Industrials	2.4
Consumer Staples	(2.7)
Information Technology	4.1
U.S. Treasury Obligations	23.6
Investment Companies	30.6
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	192.7	(190.4)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	23.6	0.0
Reverse Repurchase Agreements	0.0	(1.2)
Preferred Stocks	0.0	(0.8)
Repurchase Agreements	0.4	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000261317
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion Fund
Class Name	R6
Trading Symbol	QMFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$354	6.95%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 354
Expense Ratio, Percent	6.95%
AssetsNet	$ 24,972,694
Holdings Count | Holding	2,354
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$24,972,694 Total Number of Portfolio Holdings2,354 Portfolio Turnover Rate (excludes certain derivatives, if any)161%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Health Care	0.6
Utilities	0.7
Materials	(0.8)
Reverse Repurchase Agreements	(1.2)
Communication Services	(2.4)
Industrials	2.4
Consumer Staples	(2.7)
Information Technology	4.1
U.S. Treasury Obligations	23.6
Investment Companies	30.6
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	192.7	(190.4)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	23.6	0.0
Reverse Repurchase Agreements	0.0	(1.2)
Preferred Stocks	0.0	(0.8)
Repurchase Agreements	0.4	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000261320
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion HV Fund
Class Name	I
Trading Symbol	QHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$556	11.43%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 556
Expense Ratio, Percent	11.43%
AssetsNet	$ 70,020,918
Holdings Count | Holding	2,467
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$70,020,918 Total Number of Portfolio Holdings2,467 Portfolio Turnover Rate (excludes certain derivatives, if any)185%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Communication Services	(1.9)
Reverse Repurchase Agreements	(2.8)
Materials	(4.1)
Real Estate	(5.0)
Industrials	6.1
Financials	7.9
Information Technology	9.1
Consumer Staples	(9.2)
Investment Companies	13.2
U.S. Treasury Obligations	21.5
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	330.7	(327.1)
U.S. Treasury Obligations	21.5	0.0
Investment Companies	13.2	0.0
Reverse Repurchase Agreements	0.0	(2.8)
Preferred Stocks	0.0	(1.6)
Repurchase Agreements	0.9	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000261319
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion HV Fund
Class Name	N
Trading Symbol	QHFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$568	11.68%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 568
Expense Ratio, Percent	11.68%
AssetsNet	$ 70,020,918
Holdings Count | Holding	2,467
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$70,020,918 Total Number of Portfolio Holdings2,467 Portfolio Turnover Rate (excludes certain derivatives, if any)185%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Communication Services	(1.9)
Reverse Repurchase Agreements	(2.8)
Materials	(4.1)
Real Estate	(5.0)
Industrials	6.1
Financials	7.9
Information Technology	9.1
Consumer Staples	(9.2)
Investment Companies	13.2
U.S. Treasury Obligations	21.5
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	330.7	(327.1)
U.S. Treasury Obligations	21.5	0.0
Investment Companies	13.2	0.0
Reverse Repurchase Agreements	0.0	(2.8)
Preferred Stocks	0.0	(1.6)
Repurchase Agreements	0.9	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000261318
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion HV Fund
Class Name	R6
Trading Symbol	QHFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$551	11.31%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 551
Expense Ratio, Percent	11.31%
AssetsNet	$ 70,020,918
Holdings Count | Holding	2,467
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$70,020,918 Total Number of Portfolio Holdings2,467 Portfolio Turnover Rate (excludes certain derivatives, if any)185%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Communication Services	(1.9)
Reverse Repurchase Agreements	(2.8)
Materials	(4.1)
Real Estate	(5.0)
Industrials	6.1
Financials	7.9
Information Technology	9.1
Consumer Staples	(9.2)
Investment Companies	13.2
U.S. Treasury Obligations	21.5
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	330.7	(327.1)
U.S. Treasury Obligations	21.5	0.0
Investment Companies	13.2	0.0
Reverse Repurchase Agreements	0.0	(2.8)
Preferred Stocks	0.0	(1.6)
Repurchase Agreements	0.9	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000091909
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	I
Trading Symbol	AQRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	0.98%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 2,751,995,613
Holdings Count | Holding	1,055
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,751,995,613 Total Number of Portfolio Holdings1,055 Portfolio Turnover Rate (excludes certain derivatives, if any)68%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	1.9
Communication Services	2.7
Consumer Discretionary	2.7
Energy	2.7
Industrials	3.2
Health Care	3.4
Foreign Government Securities	7.5
Financials	8.7
Information Technology	14.7
Investment Companies	20.5
U.S. Treasury Obligations	26.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	52.2	(12.2)
U.S. Treasury Obligations	26.5	0.0
Investment Companies	20.5	0.0
Foreign Government Securities	7.5	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Rights	0.0Footnote Reference†	0.0
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000091908
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	N
Trading Symbol	AQRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$64	1.23%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
AssetsNet	$ 2,751,995,613
Holdings Count | Holding	1,055
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,751,995,613 Total Number of Portfolio Holdings1,055 Portfolio Turnover Rate (excludes certain derivatives, if any)68%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	1.9
Communication Services	2.7
Consumer Discretionary	2.7
Energy	2.7
Industrials	3.2
Health Care	3.4
Foreign Government Securities	7.5
Financials	8.7
Information Technology	14.7
Investment Companies	20.5
U.S. Treasury Obligations	26.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	52.2	(12.2)
U.S. Treasury Obligations	26.5	0.0
Investment Companies	20.5	0.0
Foreign Government Securities	7.5	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Rights	0.0Footnote Reference†	0.0
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000145939
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	R6
Trading Symbol	AQRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$44	0.85%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 2,751,995,613
Holdings Count | Holding	1,055
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,751,995,613 Total Number of Portfolio Holdings1,055 Portfolio Turnover Rate (excludes certain derivatives, if any)68%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	1.9
Communication Services	2.7
Consumer Discretionary	2.7
Energy	2.7
Industrials	3.2
Health Care	3.4
Foreign Government Securities	7.5
Financials	8.7
Information Technology	14.7
Investment Companies	20.5
U.S. Treasury Obligations	26.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	52.2	(12.2)
U.S. Treasury Obligations	26.5	0.0
Investment Companies	20.5	0.0
Foreign Government Securities	7.5	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Rights	0.0Footnote Reference†	0.0
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

C000115560
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	I
Trading Symbol	ARCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$52	0.99%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
AssetsNet	$ 1,579,626,719
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,579,626,719 Total Number of Portfolio Holdings75 Portfolio Turnover Rate (excludes certain derivatives, if any)0%
C000115559
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	N
Trading Symbol	ARCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$65	1.25%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 1,579,626,719
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,579,626,719 Total Number of Portfolio Holdings75 Portfolio Turnover Rate (excludes certain derivatives, if any)0%
C000145941
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	R6
Trading Symbol	QRCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$46	0.88%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,579,626,719
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,579,626,719 Total Number of Portfolio Holdings75 Portfolio Turnover Rate (excludes certain derivatives, if any)0%
C000130629
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	I
Trading Symbol	QSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$325	6.19%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 325
Expense Ratio, Percent	6.19%
AssetsNet	$ 2,564,618,908
Holdings Count | Holding	2,237
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,564,618,908 Total Number of Portfolio Holdings2,237 Portfolio Turnover Rate (excludes certain derivatives, if any)101%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.5
Materials	(1.5)
Energy	1.7
Consumer Staples	(2.8)
Real Estate	(3.3)
Industrials	3.3
Financials	4.5
Consumer Discretionary	(5.8)
Information Technology	12.1
U.S. Treasury Obligations	21.2
Investment Companies	23.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	208.6	(199.5)
Investment Companies	23.2	0.0
U.S. Treasury Obligations	21.2	0.0
Preferred Stocks	0.1	(0.5)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000130630
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	N
Trading Symbol	QSPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$339	6.46%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 339
Expense Ratio, Percent	6.46%
AssetsNet	$ 2,564,618,908
Holdings Count | Holding	2,237
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,564,618,908 Total Number of Portfolio Holdings2,237 Portfolio Turnover Rate (excludes certain derivatives, if any)101%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.5
Materials	(1.5)
Energy	1.7
Consumer Staples	(2.8)
Real Estate	(3.3)
Industrials	3.3
Financials	4.5
Consumer Discretionary	(5.8)
Information Technology	12.1
U.S. Treasury Obligations	21.2
Investment Companies	23.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	208.6	(199.5)
Investment Companies	23.2	0.0
U.S. Treasury Obligations	21.2	0.0
Preferred Stocks	0.1	(0.5)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000145946
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	R6
Trading Symbol	QSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$320	6.10%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 320
Expense Ratio, Percent	6.10%
AssetsNet	$ 2,564,618,908
Holdings Count | Holding	2,237
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,564,618,908 Total Number of Portfolio Holdings2,237 Portfolio Turnover Rate (excludes certain derivatives, if any)101%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.5
Materials	(1.5)
Energy	1.7
Consumer Staples	(2.8)
Real Estate	(3.3)
Industrials	3.3
Financials	4.5
Consumer Discretionary	(5.8)
Information Technology	12.1
U.S. Treasury Obligations	21.2
Investment Companies	23.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	208.6	(199.5)
Investment Companies	23.2	0.0
U.S. Treasury Obligations	21.2	0.0
Preferred Stocks	0.1	(0.5)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000232928
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	I
Trading Symbol	QNZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$159	3.03%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	3.03%
AssetsNet	$ 392,436,125
Holdings Count | Holding	2,240
InvestmentCompanyPortfolioTurnover	287.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$392,436,125 Total Number of Portfolio Holdings2,240 Portfolio Turnover Rate (excludes certain derivatives, if any)287%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(0.7)
Communication Services	(0.8)
Materials	(1.2)
Consumer Staples	(1.6)
Industrials	1.6
Financials	2.1
Health Care	(2.1)
Information Technology	2.4
Consumer Discretionary	(2.4)
Investment Companies	37.5
U.S. Treasury Obligations	40.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	84.1	(86.7)
U.S. Treasury Obligations	40.7	0.0
Investment Companies	37.5	0.0
Preferred Stocks	0.0	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000232926
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	N
Trading Symbol	QNZNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$172	3.28%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	3.28%
AssetsNet	$ 392,436,125
Holdings Count | Holding	2,240
InvestmentCompanyPortfolioTurnover	287.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$392,436,125 Total Number of Portfolio Holdings2,240 Portfolio Turnover Rate (excludes certain derivatives, if any)287%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(0.7)
Communication Services	(0.8)
Materials	(1.2)
Consumer Staples	(1.6)
Industrials	1.6
Financials	2.1
Health Care	(2.1)
Information Technology	2.4
Consumer Discretionary	(2.4)
Investment Companies	37.5
U.S. Treasury Obligations	40.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	84.1	(86.7)
U.S. Treasury Obligations	40.7	0.0
Investment Companies	37.5	0.0
Preferred Stocks	0.0	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000232927
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	R6
Trading Symbol	QNZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$153	2.90%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	2.90%
AssetsNet	$ 392,436,125
Holdings Count | Holding	2,240
InvestmentCompanyPortfolioTurnover	287.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$392,436,125 Total Number of Portfolio Holdings2,240 Portfolio Turnover Rate (excludes certain derivatives, if any)287%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	(0.7)
Communication Services	(0.8)
Materials	(1.2)
Consumer Staples	(1.6)
Industrials	1.6
Financials	2.1
Health Care	(2.1)
Information Technology	2.4
Consumer Discretionary	(2.4)
Investment Companies	37.5
U.S. Treasury Obligations	40.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	84.1	(86.7)
U.S. Treasury Obligations	40.7	0.0
Investment Companies	37.5	0.0
Preferred Stocks	0.0	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.